Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended			3 Months Ended	4 Months Ended
		Oct. 09, 2020	Sep. 30, 2020	Sep. 23, 2020	Jun. 30, 2020	Aug. 21, 2020	Jun. 30, 2020		Sep. 30, 2020	Sep. 30, 2020
Related Party Transaction [Line Items]
Offering costs for an aggregate price					$ 25,000		$ 25,000	[1],[2]
Number of shares forfeited		750,000			750,000
Percentage of ownership held by initial shareholders					20.00%		20.00%
Common stock, shares outstanding		5,000,000
Share price		$ 12.00			$ 12.00		$ 12.00
Repayment of notes payable to related party current										$ 126,005
Purchase of additional Private Placement			$ 600,000
Related party transaction amounts of transaction									$ 10,000
Debt instrument convertible portion			$ 1,500,000		$ 1,500,000		$ 1,500,000		$ 1,500,000	$ 1,500,000
Debt instrument conversion price per unit			$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Return of warrants to sponser				$ 600,000
Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument face value					$ 300,000		$ 300,000
Repayment of notes payable to related party current			$ 126,005		$ 35,000
Sponsor [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction			$ 10,000
Sponsor [Member] | Administrative Service [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction						$ 10,000	10,000
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price	[1],[2]						$ 575
Stock shares issued during the period					5,750,000		5,750,000	[1],[2]
Common stock, shares outstanding			5,750,000		5,750,000		5,750,000		5,750,000	5,750,000

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5)
[2]	Includes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).